Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK COLLATERAL TRUST
Entity Central Index Key	0001631942
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000154149 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Collateral Trust
Class Name	John Hancock Collateral Trust
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Collateral Trust (the fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/collateral-trust. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/collateral-trust
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Collateral Trust	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Material Change Date	Sep. 27, 2024
Net Assets	$ 1,995,620,762
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 933,431
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,995,620,762
Total number of portfolio holdings	66
Total advisory fees paid (net)	$933,431
Weighted Average Maturity	27 Days

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	48.1%
U.S. Government	31.7%
Repurchase agreement	20.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Material Fund Change [Text Block]
Material Fund Changes
At its meeting held on June 25-27, 2024, the Board of Trustees of the Trust approved the conversion of the fund from an institutional prime money market fund to a government money market fund that will continue to utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($10.0000). The conversion became effective on September 27, 2024.
The investment objective of the fund to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default did not change. However, the implementation of the investment objective changed as the fund now operates as a “government money market fund” in accordance with Rule 2a-7 under the 1940 Act, as amended.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/collateral-trust by calling 800-225-5291.

Material Fund Change Objectives [Text Block]
The investment objective of the fund to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default did not change. However, the implementation of the investment objective changed as the fund now operates as a “government money market fund” in accordance with Rule 2a-7 under the 1940 Act, as amended.

Material Fund Change Expenses [Text Block]
At its meeting held on June 25-27, 2024, the Board of Trustees of the Trust approved the conversion of the fund from an institutional prime money market fund to a government money market fund that will continue to utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($10.0000). The conversion became effective on September 27, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/collateral-trust by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/collateral-trust